Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash flows from operating activities:
Net loss	$ (3,522,093)	$ (12,405,784)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	482	102
Amortization of operating lease right-of-use assets	37,014	35,603
Share-based compensation	3,382,671	14,245,605
Gain from disposal of property, plant and equipment	292
Interest and surcharges accrued for promissory note	495,154
Loss on extinguishment of promissory note	945,554
Changes in operating assets and liabilities:
Accounts receivable	2,107,877	3,693,968
Prepayments and other assets	1,208,542	316,268
Due from related parties	1,486,898	(202)
Accounts payable	155,388	312,349
Advance from customers	617,530	1,143,495
Accrued expenses and other liabilities	(964,435)	(776,092)
Taxes payable	(138)	(7,756)
Operating leases liabilities	(37,014)	(35,603)
Net cash provided by operating activities	5,913,722	6,521,953
Cash flows from investing activities:
Additions to property and equipment		(5,071)
Net cash used in investing activities		(5,071)
Cash flows from financing activities:
Repayment to related parties	(4,873,739)	(623,659)
Loans from related parties	4,755,559	612,686
Repayment of long-term bank loans		(495,180)
Cash received from warrants exercised		375,130
Proceeds from promissory note	3,000,000
Repayment of promissory note	(1,589,453)
Net cash provided by (used in) financing activities	1,292,367	(131,023)
Net increase in cash and cash equivalents	7,206,089	6,385,859
Cash and cash equivalents, beginning of period	10,140,032	6,862,970
Cash and cash equivalents, end of period	17,346,121	13,248,829
Supplemental disclosure information:
Cash paid for income tax	140	1,548
Cash paid for interest	360,728	30,214
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		152,672
Ordinary Shares issued as commitment fee	251,255
Ordinary Shares issued for deferred compensation expense		9,981,949
Ordinary Shares issued for settlement of liabilities in a private placement		4,452,999
Promissory note paid off by a related party	$ 2,600,000